Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation	$ (511,326)	$ (407,535)	$ (348,385)
Amortization	(351,114)	(240,579)	(124,853)
Subtotal	(862,440)	(648,114)	(473,238)
Reversal of impairment loss (impairment losses) recognized	(60,748)	(79,748)	(157,078)
Total	$ (923,188)	$ (727,862)	$ (630,316)